Taxation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Profit/ (loss) before tax	€ 23,564	€ (183,130)	€ (2)
Tax using Company’s domestic tax rate at 12.5%	(2,945)	22,931
Tax effect of:
Non-deductible expenses / non-taxable income	3,848	(22,428)
Current-year losses for which no deferred tax asset is recognized	(1,312)	(503)
Impacts of different foreign tax rates	409
Total tax charge